Significant Financing Transactions (Schedule of Equity Units) (Details) - USD ($) shares in Millions, $ in Millions		Jun. 14, 2019	Jun. 30, 2019
Capital Unit [Line Items]
Total Preferred Stock	[1]		$ 1,596
2019 Corporate Units
Capital Unit [Line Items]
Units Issued		16
Total Net Proceeds	[2]	$ 1,582
Total Preferred Stock		$ 1,610
Cumulative Dividend Rate		1.75%
Stock Purchase Contract Annual Rate		5.50%
Stock Purchase Contract Liability		$ 250
Stock Purchase Contract Settlement Date		Jun. 01, 2022

[1]	20 million shares authorized; 2 million shares outstanding at June 30, 2019.
[2]	Issuance costs of $28 million were recorded as a reduction to preferred stock ($14 million) and common stock ($14 million) in the Consolidated Balance Sheets.